Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Cost	$ 235,153	$ 208,922
Accumulated amortization	96,657	73,246
Total	138,496	135,676
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Cost	187,874	161,643
Accumulated amortization	57,016	36,953
Total	130,858	124,690
Acquired customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	8,435	8,435
Accumulated amortization	3,802	2,677
Total	4,633	5,758
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Cost	4,351	4,351
Accumulated amortization	1,549	1,123
Total	2,802	3,228
Software development costs
Finite-Lived Intangible Assets [Line Items]
Cost	27,520	27,520
Accumulated amortization	27,317	25,720
Total	203	1,800
Purchased software
Finite-Lived Intangible Assets [Line Items]
Cost	6,973	6,973
Accumulated amortization	6,973	6,773
Total	$ 0	$ 200